Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of Consolidated Statements of Income and Comprehensive Income	Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended June 30, 2023 and 2022 as follows:
	2023	2022
Income before taxes excluded the amounts of loss incurring entities	$1,024,835	$2,485,280
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	$153,725	372,792
Tax effect of R&D expenses deduction	(72,255)	(84,002)
Tax effect of non-deductible expenses	24,804	3,091
Tax effect of accumulated loss	(13,567)	-
Income tax expenses	$92,707	$291,881

Schedule of Income Taxes	Income taxes for the six months ended June 30, 2023 and 2022 are attributed to the Company’s continuing operations in China and consisted of:
	2023	2022
Current income tax	$92,707	$291,881
Deferred income tax	-	-
Total income tax expense	$92,707	$291,881

Schedule of Deferred Tax Assets	The deferred tax assets consisted of the following as of June 30, 2023 and December 31, 2022:
	As of
	June 30, 2023	December 31, 2022
Deferred tax assets:
Opening balance	33,490	36,247
Effect of exchange rate	(1,635)	(2,757)
Total	$31,855	$33,490